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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               August 15, 2005
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                           -----------
Form 13F Information Table Entry Total:                             25
                                                           -----------
Form 13F Information Table Value Total:                      $ 285,168
                                                           -----------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                  Seemore Advisors LLC
                                               Form 13F Information Table
                                            For Quarter Ended March 31, 2005

                                            MARKET       SHARES OR                                           VOTING AUTHORITY
                    TITLE OF                VALUE        PRINCIPAL  SH/   PUT/  INVESTMENT  OTHER       ----------------------------
NAME OF ISSUER      CLASS        CUSIP      (X $1000)    AMOUNT     PRN   CALL  DISCRETION  MANAGERS    SOLE       SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BKF CAP GROUP       COM          05548G102     4,322       114,000  SH          SOLE                    114,000
INC
------------------------------------------------------------------------------------------------------------------------------------
CELL THERA-         COM          150934107       813       300,000  SH          SOLE                    300,000
PEUTICS INC
------------------------------------------------------------------------------------------------------------------------------------
CELL THERA-         NOTE         150934AD9     1,205     1,176,000  PRN         SOLE                  1,176,000
PEUTICS INC         5.750%
                    6/1
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RES         COM          247916208     2,175        54,700  SH          SOLE                     54,700
INC                 NEW
------------------------------------------------------------------------------------------------------------------------------------
DOR BIO-            COM          258094101       153       476,758  SH          SOLE                    476,758
PHARMA INC
------------------------------------------------------------------------------------------------------------------------------------
EMISPHERE           COM          291345106    13,065     3,250,000  SH          SOLE                  3,250,000
TECHNOLOGIES
INC
------------------------------------------------------------------------------------------------------------------------------------
ENCORE              COM          29255W100     1,685        41,100  SH          SOLE                     41,100
ACQUISITION CO
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV          COM          36866W106        92        25,550  SH          SOLE                     25,550
GUIDE INTL INC
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS         COM          45245W109    19,170       619,000  SH          SOLE                    619,000
INC
------------------------------------------------------------------------------------------------------------------------------------
LIONS GATE          COM          535919203    51,608     5,030,000  SH          SOLE                  5,030,000
ENTMNT CORP         NEW
------------------------------------------------------------------------------------------------------------------------------------
LONGVIEW            COM          543213102    16,621       808,800  SH          SOLE                    808,800
FIBRE CO
------------------------------------------------------------------------------------------------------------------------------------
M & F WORLD-        COM          552541104    12,492       935,000  SH          SOLE                    935,000
WIDE CORP
------------------------------------------------------------------------------------------------------------------------------------
MARVEL              COM          57383M108    77,793     3,944,866  SH          SOLE                  3,944,866
ENTERPRISES INC
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH       COM          63860C100    12,085     2,165,714  SH          SOLE                  2,165,714
INC
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH       UNIT         63860C209     1,252       153,667  SH          SOLE                    153,667
INC                 08/24/2007
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH       *W EXP       63860C118       222       180,667  SH          SOLE                    180,667
INC                 08/24/200
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLO-     COM          640522108     4,573     1,451,837  SH          SOLE                  1,451,837
GIES INC
------------------------------------------------------------------------------------------------------------------------------------
NEXEN INC           COM          65334H102     3,983       131,200  SH          SOLE                    131,200
------------------------------------------------------------------------------------------------------------------------------------
NOVADEL PHARMA      COM          66986X106     1,171       952,380  SH          SOLE                    952,380
INC
------------------------------------------------------------------------------------------------------------------------------------
OMEGA PROTEIN       COM          68210P107     5,534       875,700  SH          SOLE                    875,700
CORP
------------------------------------------------------------------------------------------------------------------------------------
REPSOL YPF S A      COM          76026T205     4,571       181,900  SH          SOLE                    181,900
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC       COM          779382100       891        30,000  SH          SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
VIASAT INC          COM          92552V100     5,468       268,708  SH          SOLE                    268,708
------------------------------------------------------------------------------------------------------------------------------------
VINTAGE PETE INC    COM          927460105     1,523        50,000  SH          SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
TV AZTECA S A       SPONSORED    901145102    42,701     5,589,100  SH          SOLE                  5,589,100
DE C V              ADR
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 25 DATA RECORDS                    $285,168

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED